Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated, Reserve	$ 181	$ 456
Individually Evaluated, Loans	5,478	7,561
Collectively Evaluated, Reserve	2,703	3,282
Collectively Evaluated, Loans	314,654	303,292
Total Reserve	2,884	3,738	$ 5,095	$ 6,801
Total Loans	320,132	310,853
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated, Reserve	18	179
Individually Evaluated, Loans	1,019	2,125
Collectively Evaluated, Reserve	1,292	1,537
Collectively Evaluated, Loans	170,182	160,172
Total Reserve	1,310	1,716	2,665	2,791
Total Loans	171,201	162,297
Non-Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated, Reserve	163	277
Individually Evaluated, Loans	4,459	5,436
Collectively Evaluated, Reserve	1,411	1,745
Collectively Evaluated, Loans	144,472	143,120
Total Reserve	1,574	2,022	$ 2,430	$ 4,010
Total Loans	$ 148,931	$ 148,556